As filed with the Securities and Exchange Commission on April 1, 2022

Registration No.             33- 33085

811- 06032

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 72

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No.    359

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

6400 C Street SW

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8511

Brian Stallworth, Esquire

Transamerica Life Insurance Company

c/o Office of the General Counsel

6400 C Street SW

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

It is proposed that this filing become effective:

           immediately upon filing pursuant to paragraph (b) of Rule 485

    X    on May 1, 2022 pursuant to paragraph (b) of Rule 485

           60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) 2022 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

    X    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 72 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 359 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-4 (the “Registration Statement”) of Registrant is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until May 1, 2022, the effectiveness of the registration statement, filed in Post-Effective Amendment No. 71 on January 14, 2022, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 72 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 358 to the Registrant’s Registration Statement.

PART C

OTHER INFORMATION

Item 27.	Exhibits

Exhibit No:	Description

(a)	Board of Directors Resolution

(a)(1)	Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1 P

(a)(2)	Authorization Changing Name of the Separate Account. Note 2

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts

(c)(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and MidAmerica Management Corporation. Note 3 P

(c)(2)	Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on behalf of the Separate Account, and AFSG Securities Corporation. Note 4

(c)(3)	Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 5

(c)(4)	Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 6

(c)(5)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 7

(c)(6)	Amendment No. 10 to Amended and Restated Principal Underwriting Agreement. Note 8

(c)(7)	Amended and Reinstated Principal Underwriting Agreement. Note 9

(d)	Contracts

(d)(1)	Policy for the Endeavor Variable Annuity. Note 3 P

(d)(2)	Policy Endorsement (Required Distributions). Note 3 P

(d)(3)	Policy Endorsement (Death Benefits). Note 10 P

(d)(4)	Policy Endorsement (Nursing Care). Note 11 P

(d)(5)	Policy Endorsement (Death Benefit). Note 12

(d)(6)	Policy for the Endeavor Variable Annuity. Note 13

(d)(7)	Policy Endorsement (Nursing Care). Note 13

(d)(8)	Policy for the Endeavor FI Variable Annuity. Note 14

(d)(9)	Policy Endorsement for the Endeavor FI (Nursing Care). Note 14

(d)(10)	Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 14

(d)(11)	Policy for the Endeavor Variable Annuity. Note 4

(d)(12)	Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 4

(d)(13)	Policy Rider for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (GMIB) Note 5

(d)(14)	Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (403(b) Loan). Note 15

(d)(15)	Group Master Policy and Optional Riders for the Endeavor Variable Annuity. Note 16

(d)(16)	Group Certificate for the Endeavor Variable Annuity. Note 16

(d)(17)	Individual Policy for the Endeavor Variable Annuity. Note 16

(d)(18)	Policy for the Separate Account VA B. Note 17

(d)(19)	Policy Rider (Additional Death Distribution). Note 17

(d)(20)	Policy Endorsement (Initial Payment Guarantee). Note 17

(d)(21)	Policy Rider (Managed Annuity Program) Note 18

(d)(22)	Individual Policy for the Separate Account VA B. Note 19

(d)(23)	Policy Rider (Liquidity Rider). Note 19

(d)(24)	Policy Rider (MAP II) Note 19

(d)(25)	Policy Rider (GPS) Note 20

(d)(26)	Policy Rider (5 for Life) Note 20

(d)(27)	Rider (ADD+) Note 21

(d)(28)	Rider (5 for Life-Growth - without Death Benefit) Note 22

(d)(29)	Rider (5 for Life with Growth - with Death Benefit) Note 22

(d)(30)	Rider (Income Select for Life). Note 20

(d)(31)	Rider (Double Enhanced). Note 23

(d)(32)	Rider (Retirement Income Choice). Note 20

(d)(33)	Endorsement (Fund Facilitation Fee). Note 24

(d)(34)	Policy Rider (Retirement Income Choice- Double withdrawal Base Benefit). Note 20

(d)(35)	Policy Rider (Retirement Income Choice 1.2). Note 20

(d)(36)	Policy Rider (Retirement Income Choice 1.4). Note 20

(d)(37)	Policy Rider (Income Link). Note 20

(d)(38)	Policy Rider (RIM). Note 20

(d)(39)	Policy Rider (Retirement Income Choice 1.6). Note 9

(e)	Applications

(e)(1)	Application for the Endeavor Variable Annuity. Note 14

(e)(2)	Application for the Endeavor FI Variable Annuity. Note 14

(e)(3)	Application for the Endeavor ML Variable Annuity. Note 14

(e)(4)	Application for the PFL Endeavor Variable Annuity. Note 4

(e)(5)	Application for the PFL Endeavor Variable Annuity. Note 5

(e)(6)	Application for the PFL Endeavor ML Variable Annuity. Note 5

(e)(7)	Group Master Application for the Endeavor Variable Annuity. Note 16

(e)(8)	Application for Transamerica Landmark Note 17

(e)(9)	Application for Transamerica Landmark ML. Note 17

(e)(10)	Application for Transamerica Landmark. Note 19

(e)(11)	Application for Transamerica Landmark with Merrill Lynch Funds. Note 19

(e)(12)	Application. Note 25

(e)(13)	Application Note 26

(f)	Depositor’s Certificate of Incorporation and By-laws

(f)(1)	Articles of Incorporation of PFL Life Insurance Company. Note 3 P

(f)(2)	Articles of Incorporation of Transamerica Life Insurance Company. Note 27

(f)(3)	Articles of Incorporation of Transamerica Life Insurance Company. Note 28

(f)(4)	Bylaws of PFL Life Insurance Company. Note 3 P

(f)(5)	Bylaws of Transamerica Life Insurance Company. Note 27

(g)	Reinsurance Contracts

(g)(1)	Reinsurance Agreement. Note 29

(g)(2)	Reinsurance agreement between Transamerica Life Insurance & Annuity Company and Swiss RE Life & Health America Inc. dated January 2, 1998. Note 30

(g)(3)	Reinsurance agreement between Transamerica Occidental Life Insurance Company and North American Reassurance Company dated July 1, 1994. Note 30

(g)(4)	Reinsurance Agreement No. FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 30

(g)(5)	Reinsurance agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 30

(g)(6)	Reinsurance Agreement No. FUV-011 between Transamerica Life Insurance Company and Scottish Annuity & Life International Insurance Company (Bermuda) Limited initial dated April 1, 2001, Amended and Restated - May 1, 2007. Note 30

(g)(7)	Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 31, 2008. Note 30

(g)(8)	Amendment No. 1 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 30, 2008. Note 31

(g)(9)	Amendment No. 2 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 29, 2009. Note 31

(g)(10)	Amendment No. 3 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated May 27, 2010. Note 31

(g)(11)	Assignment, Transfer and Novation Agreement by and among Transamerica International RE (Bermuda) Ltd., Firebird Re Corp. and Transamerica Life Insurance Company. Note 32

(g)(12)	Reinsurance Agreement between American United Life Insurance Company and Transamerica Life Insurance Company dated July 1, 2007. Note 30

(g.13)	Reinsurance Agreement between Union Hamilton Reinsurance Ltd. and Scottish Annuity & Life International Insurance Company (Bermuda) Ltd. And Transamerica Life Insurance Company dated June 30, 2008. Note 33

(g)(14)	Reinsurance Agreement between Firebird Re Corp. and Transamerica Life Insurance Company. Note 32

(h)	Participation Agreements

(h)(1)	Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 3 P

(h)(2)	Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 14

(h)(2)(i)	Amendment to Participation Agreement (BlackRock). Note 34

(h)(2)(ii)	Amendment No 1. to Participation Agreement (BlackRock). Note 34

(h)(2)(iii)	Amendment of Agreements (BlackRock). Note 34

(h)(2)(iv)	Amendment No 3 to Participation Agreement (BlackRock). Note 35

(h)(3)	Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 14

(h)(3)(i)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 36

(h)(3)(ii)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 37

(h)(3)(iii)	Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 19

(h)(4)	Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 38

(h)(4)(i)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 37

(h)(4)(ii)	Amendment No. 12 to Fund Participation Agreement (Janus Aspen Series). Note 31

(h)(4)(iii)	Amendment No. 13 to Fund Participation Agreement (Janus Aspen Series). Note 39

(h)(4)(iv)	Amendment No. 3 to Participation Agreement (Janus). Note 40

(h)(4)(v)	Amendment No. 14 to Participation Agreement (Janus). Note 41

(h)(5)	Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 42

(h)(5)(i)	Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 43

(h)(5)(ii)	Amendment to Participation Agreement (Alliance Bernstein). Note 8

(h)(5)(iii)	Amendment to Participation Agreement (Alliance Bernstein). Note 44

(h)(5)(iv)	Amendment No. 13 to Participation Agreement (AllianceBernstein). Note 35

(h)(5)(v)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 20

(h)(5)(vi)	Amended Schedule A to Participation Agreement dated May 1, 2017 (AllianceBernstein). Note 45

(h)(5)(vii)	Amended Schedule A to Participation Agreement dated May 1, 2020 (AllianceBernstein). Note 46

(h)(6)	Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 47

(h)(6)(i)	Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 48

(h)(6)(ii)	Amendment to Participation Agreement (AIM/INVESCO). Note 49

(h)(6)(iii)	Amendment Participation Agreement (AIM/INVESCO). Note 31

(h)(6)(iv)	Amendment No. 21 to Participation Agreement (AIM/INVESCO). Note 50

(h)(6)(v)	Amendment No. 12 to Participation Agreement (AIM/INVESCO). Note 40

(h)(6)(vi)	Amendment No. 18 to Participation Agreement (AIM/INVESCO). Note 40

(h)(6)(vii)	Amendment No. 22 to Participation Agreement (AIM/INVESCO). Note 51

(h)(7)	Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 52

(h)(7)(i)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 18

(h)(7)(ii)	Amended and Restated Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 19

(h)(7)(iii)	Amendment No. 3 to the Amended and Restated Participation Agreement dated July 1, 2001 by and among the MFS Variable Insurance Trust, Massachusetts Financial Service Company and Transamerica Life Insurance Company. Note 19

(h)(7)(iv)	Addendum to Participation Agreement (MFS). Note 32

(h)(8)	Participation Agreement among STI Classic Variable Trust, SEI Investment Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 53

(h)(8)(i)	Amendment No. 1 to Participation Agreement by and among STI Classic Variable Trust. SEI Investments Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 53

(h)(9)	Participation Agreement between MTB Group of Funds, Edgewood Services, Inc., MTB Investment Advisors, Inc., Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company. Note 53

(h)(9)(i)	Amendment No. 1 to the Participation Agreement (MTB Group of Funds). Note 21

(h)(10)	Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 54

(h)(10)(i)	Amendment No. 7 to Participation Agreement (Fidelity Distributors Corporation) Note 34

(h)(10)(ii)	Amendment No. 8 to Participation Agreement (Fidelity). Note 55

(h)(10)(iii)	Amended Schedule A to Participation Agreement dated May 1, 2017 (Fidelity). Note 45

(h)(10)(iv)	Amended Schedule A to Participation Agreement dated May 1, 2020 (Fidelity). Note 46

(h)(11)	Amended and Restated Participation Agreement (Franklin Templeton). Note 30

(h)(11)(i)	Amendment No. 3 to Participation Agreement (Franklin Templeton). Note 8

(h)(11)(ii)	Amendment No. 4 to Participation Agreement (Franklin Templeton). Note 31

(h)(11)(iii)	Amendment No. 5 to Participation Agreement (Franklin Templeton). Note 39

(h)(11)(iv)	Amendment No. 2 to Participation Agreement (Franklin). Note 40

(h)(11)(v)	Amendment to Participation Agreement (Franklin). Note 40

(h)(11)(vi)	Amendment to Participation Agreement January 15, 2013 (Franklin). Note 40

(h)(11)(vii)	Amendment No. 8 to Amended and Restated Participation Agreement (Franklin). Note 55

(h)(11)(viii)	Amendment No. 9 to Amended and Restated Participation Agreement (Franklin). Note 51

(h)(11)(ix)	Amendment No. 10 to Amended and Restated Participation Agreement (Franklin). Note 35

(h)(11)(x)	Amendment No.11 to Participation Agreement (Franklin). Note 56

(h)(12)	Amendment No. 1 to Participation Agreement among Huntington VA Funds and Transamerica Life Insurance Company. Note 57

(h)(12)(i)	Amendment No. 2 to Participation Agreement (Huntington). Note 30

(h)(12)(ii)	Amended and Restated Supplement Late Day Transmission Agreement 2007. Note 34

(h)(12)(iii)	Amended and Restated Supplemental Late Day Transmission Agreement 2008. Note 34

(h)(12)(iv)	Huntington Novation Agreement 2009. Note 34

(h)(12)(v)	Huntington Amendment of Agreements 2011. Note 34

(h)(12)(vi)	Amended and Restated Supplement Late Day Transmission Agreement 2012. Note 34

(h)(12)(vii)	Amendment to Participation Agreement (Huntington). Note 34

(h)(12)(viii)	Amendment No. 4 to Participation Agreement (Huntington). Note 55

(h)(12)(ix)	Amended Schedule A to Participation Agreement (Huntington). Note 35

(h)(12)(x)	Amended Schedule A to Participation Agreement dated May 16, 2014 (Huntington). Note 35

(h)(12)(xi)	Amended Schedule A to Participation Agreement dated March 6, 2015 (Huntington). Note 20

(h)(12)(xii)	Amended Schedule A to Participation Agreement dated November 1, 2018 (Huntington). Note 58

(h)(13)	Participation Agreement among Transamerica Life Insurance Company; American Funds Insurance Series, and Capital Research and Management Company (“CRMC”). Note 59

(h)(13)(i)	Amendment No. 2 to Participation Agreement (American Funds). Note 59

(h)(13)(ii)	Amendment No. 4 to Participation Agreement (American Funds). Note 59

(h)(13)(iii)	Amendment No. 8 to Participation Agreement (American Funds). Note 60

(h)(13)(iv)	Amendment No. 9 to Participation Agreement (American Funds). Note 56

(h)(13)(v)	Amendment No. 10 to Participation Agreement (American Funds). Note 61

(h)(13)(vi)	Amendment No. 11 to Participation Agreement (American Funds). Note 45

(h)(13)(vii)	Amendment No. 12 to Participation Agreement (American Funds). Note 46

(h)(14)	Participation Agreement By and Among Transamerica Life Insurance Company and GE Investments Funds, Inc. and GE Investment Distributors, Inc. and GE Asset Management Incorporated. Note 59

(h)(14)(i)	Amendment No. 1 to Participation Agreement (GE). Note 44

(h)(14)(ii)	Amendment No. 2 to Participation Agreement (GE). Note 55

(h)(14)(iii)	Amendment No. 3 to Participation Agreement (GE/SSGA). Note 62

(h)(15)	Amended and Restated Participation Agreement (TST). Note 40

(h)(15)(i)	Amendment No. 1 to Participation Agreement (TST). Note 55

(h)(15)(ii)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 63

(h)(15)(iii)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 35

(h)(15)(iv)	Amendment No. 2 to Participation Agreement (TST). Note 56

(h)(15)(v)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 20

(h)(15)(vi)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 64

(h)(15)(vii)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 32

(h)(15)(viii)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 32

(h)(15)(ix)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 32

(h)(15)(x)	Amended Schedule A to Participation Agreement dated December 16, 2016 (TST). Note 65

(h)(15)(xi)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST). Note 45

(h)(15)(xii)	Amended Schedule A to Participation Agreement dated September 29, 2017 (TST). Note 66

(h)(15)(xiii)	Amended Schedule A to Participation Agreement dated May 1, 2018 (TST). Note 67

(h)(15)(xiv)	Amended Schedule A to Participation Agreement dated November 1, 2018 (TST). Note 67

(h)(15)(xv)	Amended Schedule A to Participation Agreement dated May 1, 2020 (TST). Note 46

(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion. Opinion and Consent of Counsel. To be filed by amendment.

(l)	Other Opinions. Consent of Independent Registered Public Accounting Firm. To be filed by amendment.

(m)	Omitted Financial Statements. Not applicable

(n)	Initial Capital Agreements. Not applicable

(o)	Form of Initial Summary Prospectuses. Not applicable.

(p)	Powers of Attorney. Filed herewith.

Note 1.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 33-33085) filed on January 23, 1990.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-33085) filed on April 24, 1996

Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 33-33085) filed on April 1, 1991.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 33-33085) filed on February 27, 1998.

Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 33-33085) filed on September 28, 1998.

Note 6.	Incorporated herein by reference to Post-Effective Amendment 30 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 2002.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 41 to Form N-4 Registration Statement (File No. 33-33085) filed on April 26, 2007.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 44 to Form N-4 Registration Statement (File No. 33-33085) filed on November 6, 2008.

Note 9.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 10, 2013.

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 1992.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-33085) filed on April 27, 1995.

Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-33085) filed on March 29, 1994.

Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-33085) filed on February 28, 1997.

Note 14.	Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 1997.

Note 15.	Incorporated herein by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 33-33085) filed on January 25, 1999.

Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 33-33085) filed on April 27, 2000.

Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-33085) filed on April 27, 2001.

Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) filed on April 29, 1999.

Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) filed on October 15, 2002.

Note 20.	Incorporated herein by reference to Post-Effective Amendment No. 64 to Form N-4 Registration Statement (File No. 33-33085) filed on April 24, 2015.

Note 21.	Incorporated herein by reference to Post-Effective Amendment No. 37 to Form N-4 Registration Statement (File No. 33-33085) filed on April 27, 2005.

Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 39 to Form N-4 Registration Statement (File No. 33-33085) filed on December 12, 2005.

Note 23.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-131987) filed on September 21, 2007.

Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-131987) filed on August 14, 2008.

Note 25.	Incorporated herein by reference to Post-Effective Amendment No. 34 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 2003.

Note 26.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-142762) filed on August 31, 2009.

Note 27.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration (File No. 333-62738) filed on June 11, 2001.

Note 28.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.

Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) filed on January 7, 2005.

Note 30.	Incorporated herein by reference to Post-Effective Amendment No. 45 to this Form N-4 Registration Statement (File No. 33-33085) filed on April 30, 2009.

Note 31.	Incorporated herein by reference to Post-Effective Amendment No. 50 to Form N-4 Registration Statement (File No. 33-33085) filed on February 15, 2011.

Note 32.	Incorporated herein by reference to Post-Effective Amendment No. 65 to Form N-4 Registration Statement (File No. 33-33085) filed on April 25, 2016.

Note 33.	Incorporated herein by reference to Post-Effective Amendment No. 48 to Form N-4 Registration Statement (File No. 33-33085) filed on April 23, 2010.

Note 34.	Incorporated herein by reference to Post-Effective Amendment No. 57 to Form N-4 Registration Statement (File No. 33-33085) filed on September 10, 2012.

Note 35.	Incorporated herein by reference to Post-Effective Amendment No. 63 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 2014.

Note 36.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) filed on January 12, 2000.

Note 37.	Incorporated herein by reference to Post-Effective Amendment 22 to Form N-4 Registration Statement (File No. 33-33085) filed on October 3, 2000.

Note 38.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.

Note 39.	Incorporated herein by reference to Post-Effective Amendment No. 54 to Form N-4 Registration Statement (File No. 33-33085) filed on April 17, 2012.

Note 40.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-187910) filed on April 15, 2013.

Note 41.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-187911) filed on April 29, 2014.

Note 42.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.

Note 43.	Incorporated herein by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) filed on October 2, 2001.

Note 44.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.

Note 45.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2017.

Note 46.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-233836) filed on July 30, 2020.

Note 47.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) filed on July 16, 1998.

Note 48.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-76230) filed on April 29, 2002.

Note 49.	Incorporated herein by reference to Post-Effective Amendment No. 49 to Form N-4 Registration Statement (File No. 33-33085) filed on August 6, 2010.

Note 50.	Incorporated herein by reference to Post-Effective Amendment No. 52 to Form N-4 Registration Statement (File No. 33-33085) filed on October 7, 2011.

Note 51.	Incorporated herein by reference to Post-Effective Amendment No. 61 to Form N-4 Registration Statement (File No. 33-33085) filed on October 17, 2013.

Note 52.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) filed on December 23, 1997.

Note 53.	Incorporated herein by reference to Post-Effective Amendment No. 36 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 2004.

Note 54.	Incorporated herein by reference to Post-Effective Amendment No. 40 to Form N-4 Registration Statement (File No. 33-33085) filed on April 27, 2006.

Note 55.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.

Note 56.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 57.	Incorporated herein by reference to Post-Effective Amendment No. 42 to Form N-4 Registration Statement (File No. 33-33085) filed on December 21, 2007.

Note 58.	Incorporated herein by reference to Post-Effective Amendment No. 70 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 2021,

Note 59.	Incorporated herein by reference to Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No. 33-33085) filed on November 19, 2009.

Note 60.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186031) filed on February 21, 2014.

Note 61.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-189435) filed on August 8, 2016.

Note 62.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-185573) filed on April 30, 2018.

Note 63.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on October 2, 2013.

Note 64.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186029) filed on October 13, 2015.

Note 65.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-215598) filed on January 18, 2017.

Note 66.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-33085) filed on April 30, 2018.

Note 67.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-185573) filed on April 25, 2019.

Item 28.   Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Jamie Ohl 1801 California St. Suite 5200 Denver, CO 80202	Director and President

Fred Gingerich 6400 C Street SW Cedar Rapids, Iowa 52499	Director, Chairman of the Board, Controller, Assistant Treasurer and Vice President

Karyn Polak 100 Light Street Baltimore, MD 21202	Director, General Counsel, Secretary and Senior Vice President

Matthew McCorry 100 Light Street Baltimore, MD 21202	Director, Chief Operating Officer, Individual Solutions Division

Christopher Ashe 100 Light Street Baltimore, MD 21202	Chief Financial Officer, Executive Vice President and Treasurer

Zachary Harris 6400 C Street SW Cedar Rapids, Iowa 52499	Director

Chris Giovanni 100 Light Street Baltimore, MD 21202	Director

Item 29.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Members: AHDF Manager I, LLC (0.01%), Mangaging Member; Transamerica Life Insurance Company (5%); non-AEGON affiliates: Dominium Taxable Fund I, LLC (94.99%)	Affordable housing loans
AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC is the Manager; equity will be owned by clients/Investors of AEGON USA Investment Management, LLC	To serve as a fund for a client and offer flexilbility to accommodate other similarly situated clients.
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
Aegon Community Investments 50, LLC	Delaware	Members: Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)	Investments
Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 52, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 53, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 54, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 55, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 56, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 57, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 58, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Community Investments 59, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 60, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 61, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 62, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 63, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 64, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Life Insurance Company owns 73.548%; Commonwealth General Corporation owns 26.452%	Marketing company
AEGON Direct Marketing Services International, LLC	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Energy Management, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 50, LLC	Delaware	Members: Aegon Community Investments 50, LLC (0.01%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Life Insurance Company (25.49750%); non-affiliate of AEGON, Citibank, N.A. (48.9950%)	Investments
Aegon LIHTC Fund 51, LLC	Delaware	Members: Aegon Community Investments 51, LLC (.01%) as Managing Member; non-affiliate of AEGON, Citibank, N.A. (99.99%)	Investments
Aegon LIHTC Fund 52, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (10.18%); Transamerica Life Insurance Company (1%); Managing Member - Aegon Community Investments 52, LLC (0.01%); non-affiliates of AEGON, Citibank, N.A. (49%); California Bank & Trust (5.21%); Pacific West Bank (7.58%); Ally Bank (11.35%); US Bank

(7.58%); Bank of the West (7.46%)

Investments
Aegon LIHTC Fund 54, LLC	Delaware	Non-Member Manager Aegon Community Investments 54, LLC (0%); Members: non-affiliate of Aegon, FNBC Leasing Corporation (100%)	Investments
Aegon LIHTC Fund 55, LLC	Delaware

Members: Managing Member - Aegon Community Investments 55, LLC (.01%); Transamerica Life Insurance Company (2.82%); non-affiliates of AEGON, Bank of Hope (14.26%); CMFG Life Insurance Company (9.72%); Citibank, N.A. (21.69%); ZB

National Association (1.81%); Ally Bank (8.21%); U.S. Bancorp Community Development Corporation (22.10%); Lake City Bank (1.47%); The Guardian Life Insurance Company of America (10.45%); Minnesota Life Insurance Company (7.46%)

Investments
Aegon LIHTC Fund 57, LLC	Delaware	Members: Managing Member - Aegon Community Investments 57, LLC (.01%); non-affiliate of AEGON, Bank of America, N.A. as Investor Member (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 58, LLC	Delaware

Members: Managing Member - Aegon Community Investments 58, LLC (0.01%); Transamerica Life Insurance Company (12%); non-affiliates of AEGON, Allstate Insurance Company (12%); Allstate Life Insurance Company (12%); Ally Bank (17%); CMFG Life

Insurance Company (8.05%); Santander Bank, N.A. (22.25%); U.S. Bancorp Community Development Corporation (19.47%); Zions

Bancorporation, N.A. (6.35%)

Investments
Aegon LIHTC Fund 60, LLC	Delaware	Non-Member Manager Aegon Community Investments 60, LLC (0%); Member: non-affiliate of Aegon, FNBC Leasing Corporation (100%)	Investments
Aegon LIHTC Fund 61, LLC	Delaware	Non-Member Manager Aegon Community Investments 61, LLC (0%); Members: non-affiliate of Aegon, HSBC Bank, N.A. (100%)\	Investments
Aegon LIHTC Fund 62, LLC	Delaware	Sole Member: Aegon Community Investments 62, LLC	Investments
Aegon LIHTC Fund 63, LLC	Delaware	Sole Member: Aegon Community Investments 63, LLC	Investments
Aegon LIHTC Fund 64, LLC	Delaware	Sole Member: Aegon Community Investments 64, LLC	Investments
Aegon Loan Opportunitities Partners, LLC	Delaware	Sole Member: AEGON USA Investment Management, LLC	Investments
Aegon Loan Opportunitities Fund I, LP	Delaware	Sole Member: AEGON USA Investment Management, LLC	Investments
AEGON Managed Enhanced Cash, LLC	Delaware	Sole Member: Tramsamerica Life Insurance Company	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
Aegon Multi-Family Equity Fund, LLC	Delaware	Members: Transamerica Life Insurance Company (20%); Transamerica Financial Life Insurance Company (5%); non-affiliate of AEGON: Landmark Real Estate Partners VIII, L.P. (72.1591%).	Investments
Aegon Opportunity Zone Fund Joint Venture 1, LLC	Delaware	Sole Member: Aegon OZF Investments 1, LLC	Investments
Aegon OZF Investments 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
Aegon Private Opportunities Partners I, LLC	Delaware	Sole member: Transamerica Life Insurance Company	Investments (private equity)

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Upstream Energy Fund, LLC	Delaware	Sole Member: AEGON Energy Management, LLC	Investments
AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
Aegon Workforce Housing Boynton Place REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third- party Investor
Aegon Workforce Housing Fund 2 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2, LP	Holding company
Aegon Workforce Housing Fund 2, LP	Delaware	General Partner is AWHF2 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (80%) and Transamerica Financial Life Insurance Company (20%)	Investments
Aegon Workforce Housing Fund 3 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 3, LP	Holding company
Aegon Workforce Housing Fund 3,LP	Delaware	General Partner is AWHF3 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (90%) and Transamerica Financial Life Insurance Company (10%)	Investments
Aegon Workforce Housing JV 4A, LLC	Delaware	Members: Aegon Workforce Housing Fund 2 Holding Company, LLC (44.5%); non-affiliates of AEGON: Strategic Partners Real Estate VII Investments, L.P. (27.75%), Landmark Real Estate Partners VIII, L.P. (26.6988578%), NCL Investments II, L.P. (1.05111422%)	Investments
Aegon Workforce Housing JV 4B, LLC	Delaware

Members: Aegon Workforce Housing Fund 2 Holding Company, LLC (25%); non-affiliates of AEGON: Strategic Partners Real Estate VII Investments,

L.P. (37.5%), Landmark Real Estate Partners VIII, L.P. (36.0795375%), NCL Investments II, L.P. (1.4204625%)

Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Workforce Housing JV 4C, LLC	Delaware

Members: Aegon Workforce Housing Fund 2 Holding Company, LLC (10%); non-affiliates of AEGON: Strategic Partners Real Estate VII Investments,

L.P. (45%), Landmark Real Estate Partners VIII, L.P. (43.295445%), NCL Investments II, L.P. (1.704555%)

Investments
Aegon Workforce Housing Park at Via Rosa REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third- party Investor
Aegon Workforce Housing Separate Account 1, LLC	Delaware

Members: Transamerica Life Insurance Company (20.08%); Transamerica Financial Life Insurance Company (4.170%); non-affiliates of AEGON: Lake Tahoe IV, L.P. (23.860%); Townsend RE Global Special Solutions, L.P. (10.230%); Townsend Real Estate Alpha Fund III,

L.P. (40.910%). Member Manager: AWHSA Manager 1, LLC.

Multifamily private equity structure with third- party Investor
AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate
AMFETF Manager, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% Member; Cupples State LIHTC Investors, LLC - 1% Member; TAH Pentagon Funds, LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing
AUIM Credit Opportunities Fund, LLC	Delaware	Members: AEGON USA Invesmtent Management, LLC (98.36%); non- affiliate of AEGON (1.64%)	Investment vehicle
AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AWHF2 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AWHF3 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHJV4 Manager, LLC	Delaware	Member: AEGON USA Realty Advisors, LLC	Investments
AWHSA Manager 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Multifamily private equity structure with third- party Investor
Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- Barfield, LLC (50%)	Investments
Bay State Community Investments I, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments in low income housing tax credit properties
Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments
Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate
FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Management services
First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset Manager: non-affiliate of AEGON, Solar TC Corp. (100%) Investor Member	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Transamerica Life Insurance Company (.01%); non- affiliate of AEGON, Aegon Community Investments III, (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non- AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Members: Managing Member, Garnet Community Investments XII (.01%), Garnet LIHTC Fund XII-A, LLC (79.9%); Garnet LIHTC Fund XII-B (13.30%), Garnet LIHTC Fund XII-C (13.30%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (99.99%) and Transamerica Life Insurance Company (.01%).	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Managing Member, Garnet Community Investments .01%; Garnet LIHTC Fund XIII-A (68.10%); Garnet LIHTC Fund XIII-B (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Managing Member, Garnet Community Investments XIII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Managing Member, Garnet Community Investments XIII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	Members: 0.01% Garnet Community Investments, LLC (0.01%); Wells Fargo Bank, N.A. (49.995%); and Goldenrod Asset Management, Inc.(49.995%), both non-AEGON affiliates	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	Sole Member: Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (99.99%); Transamerica Life insurance Company (.01%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware	Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non- affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity	Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non- affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware	Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVIII, LLC	Delaware	Members: Garnet Community Investments XXVIII LLC (0.01%); non- affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)	Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non- affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Members: Garnet Community Investments XXX, LLC (0.01%); non- affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non- affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non- affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: Garnet Community Investments XXXIV, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non- affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as Managing Member; JPM Capital Corporation, a non-AEGON affiliate (99%) as Investor Member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non- Member Manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC a Managing Member (1%); non-AEGON affiliate, FNBC Leasing Corporation as Investor Member (99%)	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC (.01%); non- AEGON affiliate, Partner Reinsurance Company of the U.S. (99.99%)	Investments
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% Managing Member); non- AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%),

Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) Managing Member; non-affiliates of AEGON: Community Trust Bank (83.33%) Investor Member; Metropolitan Bank (16.66%) Investor Member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) Managing Member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) Investor Member	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLVII, LLC	Delaware	Members: Garnet Community Investments XLVII, LLC (1%) Managing Member; Transamerica Life Insurance Company (14%) Investor Member; non- affiliate of AEGON: Citibank, N.A. (49%) Investor Member; New York Life Insurance Company (20.5%) Investor Member and New York Life Insurance and Annuity Corporation (15.5%) Investor Member	Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware	Members: Transamerica Financial Life Insurance Company (75.18%) and Garnet Community Investments XXXLVIII, LLC (.01%); non-affiliates of AEGON: U.S. Bancorp Community Development Corporation (21.04%), American Republic Insurance Company (2.84%), Bank of Hope (.93%)	Investments
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California	Partners: Garnet Community Investments, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Life Insurance Company	Insurance agency
Investors Warranty of America, LLC	Iowa	Sole Member: RCC North America LLC	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
LCS Associates, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund 53, LLC	Delaware	Non-Member Manager, AEGON Community Investments 53, LLC (0%); non-affiliates of AEGON: Bank of America, National Association (98%); MUFG Union Bank, N.A. (2%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
LIHTC Fund 56, LLC	Delaware	Members: Managing Member - Aegon Community Investments 56, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (90%) and MUFG Union Bank, N.A. (10%)	Investments
LIHTC Fund 59, LLC	Delaware	Members: Non-Member Manager Aegon Community Investments 59, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (99.99%); Dominium Taxable Fund II, LLC (0.01%)	Investments
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Money Services, Inc.	Delaware	100% AUSA Holding, LLC	Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer- related software and hardware services, including procurement and contract services to some or all of the Members of the AEGON Group in the United States and Canada.
Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
Natural Resources Alternatives Portfolio I, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%); Managing Member: AEGON USA Realty Advisors, LLC	Investment vehicle - to invest in Natural Resources
Natural Resources Alternatives Portfolio II, LLC	Delaware	Members: Transamerica Life Insurance Company (95%); Transamerica Financial Life Insurance Company (5%)	Investment vehicle

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Natural Resources Alternatives Portfolio 3, LLC	Delaware	Members: Transamerica Life Insurance Company (90%); Transamerica Financial Life Insurance Company (10%)	Investment vehicle
Nomagon Title Grandparent, LLC	Delaware	Sole member is AEGON USA Asset Management Holding, LLC; AEGON USA Realty Advisors, LLC is the non- member manager of this entity	Investment vehicle
Nomagon Title Holding 1, LLC	Delaware	Sole member is Nomagon Title Parent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Nomagon Title Parent, LLC	Delaware	Sole member is Nomagon Title Grandparent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- MITBK, LLC (50%)	Investmetns
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Marketing non-insurance products
Placer 400 Investors, LLC	California	Members: RCC North Amerivca LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: RCC North America LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3 LLC	Delaware	Member: Transamerica Life Insurance Company. Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (90.6%).	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
TA Private Equity Assets, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments (private equity)
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
THH Acquisitions, LLC	Iowa	Sole Member - Transamerica Life Insurance Company	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: RCC North America LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Asset Management, Inc.	Florida	Transamerica Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Iowa	100% Transamerica Corporation	Insurance company
Transamerica Corporation	Delaware	100% AEGON International B.V.	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Pyramid Properties LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Realty limited liability company
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Ventures Fund II, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator
US PENG, INC.	Delaware	Sole Member: AEGON Levensverzekering N.V.	Energy investment strategy
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	Iowa	100% Transamerica Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non- AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (69.15%); Transamerica Financial Life Insurance Company (16.58%); Transamerica Pacific Insurance Company, Ltd. (14.27%). Manager: AEGON USA

Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 30.   Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31 Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A, Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II, Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, Transamerica Variable Funds, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer
Mark Halloran	(3)	Director, Chairman of the Board, Chief Executive Officer and President
Doug Hellerman	(3)	Director, Chief Compliance Officer and Vice President
Timothy Ackerman	(3)	Director and Vice President
Jennifer Pearce	(3)	Director and Vice President
Gregory E. Miller-Breetz	(1)	Secretary

(1)    100 Light Street, Floor B1, Baltimore, MD 21202

(2)    6400 C Street S.W., Cedar Rapids, IA 52499-0001

(3)    1801 California Street, Suite 5200, Denver, CO 80202

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$ 55,370,914	0	0	0

(1) Fiscal Year 2020

Item 32. Location	of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 6400 C Street SW, Cedar Rapids, Iowa 52499.

Item 33.   Management Services.

All management service policies, if any, are discussed in Part A or Part B.

Item 34.   Fee Representation

The Depositor hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

Transamerica relies on 17 C.F.R. Sec. 270.6c-7 and represents that the provisions of that Rule have been or will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and State of Colorado, on April 1, 2022.

SEPARATE ACCOUNT VA B
Registrant

TRANSAMERICA LIFE
INSURANCE COMPANY
Depositor

Jamie Ohl *
Director and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 1, 2022.

Signatures	Title

Director and President (principal executive officer)
* Jamie Ohl
*	Director, Chairman of the Board, Controller, Vice President and Assistant Treasurer (principal accounting officer)
Fred Gingerich

*	Director, Chief Operating Officer, Individual Solutions Division
Matthew McCorry

*	Director, General Counsel, Secretary and Senior Vice President
Karyn Polak
*	Chief Financial Officer, Executive Vice President and Treasurer (principal financial officer)
Christopher Ashe

*	Director
Zachary Harris

*	Director
Chris Giovanni

/s/Brian Stallworth	Assistant Secretary
Brian Stallworth

*By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.